CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.53

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC.
Loan Number	Loan Status	Borrower 1 Last Name	Borrower 1 First Name	Borrower 2 Last Name	Borrower 2 First Name	Title Interest Type	Personal Guarantee	Title Held by LLC	Application Date	TRID	ATR Status	PITIA	Qualifying Interest Rate	Value Used for LTV	Primary Documentation Type	Paystub	Number Of Paystubs	W2	W2 (mos)	Tax Returns / Transcripts	Tax Returns / Transcripts (mos)	1099	1099 (# of months)	Verbal VOE	Written VOE	WVOE (# of months)	P&L	P&L (# of months)	CPA Letter	CPA (# of Months)	Personal Bank Statement	Months of Personal Bank Statements	Business Bank Statement	Months of Business Bank Statements	Asset Depletion Flag	Lease Agreement	Equity Income	Assets and Deposits	Residual Income	DSCR	Rent Source	Monthly Rent	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower 30 Days DQ - 24mo Lookback (# of times)	Borrower 60 Days DQ - 24mo Lookback (# of times)	Borrower 90 Days DQ - 24mo Lookback (# of times)	Covered vs High Cost vs Home Loan	Bankruptcy Date	Bankruptcy Discharge Date	Bankruptcy Chapter	Foreclosure Date	Foreclosure Satisfied Date	Short Sale Date	Deed in Lieu Date	HOA Name	HOA Address State	HOA Fee Amount
XXXXXXXX5417	Review Complete-NonQM	XXX	XXX	N/A	N/A	Fee simple	No	No	XXX	Y	N/A	$ 3,108.78	5.50%	XXX	Alternate	No	N/A	No	N/A	No	N/A	N/A	N/A	No	No	N/A	No	N/A	No	N/A	Yes	24	Yes	24	No	No	No	$ 298,119.58	$ 10,287.23	N/A	N/A	N/A	US Citizen	N/A	0	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	PUD - XXX - No separate HOA name found	Unknown	$ 87.00